UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 002-87910
File No. 811-03910

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _______	/ /

Post-Effective Amendment No. 64	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 65

(Check appropriate box or boxes)

VOYAGEUR TAX FREE FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 16th day of January, 2019.

VOYAGEUR TAX FREE FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	January 16, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Trustee
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	January 16, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	January 16, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	January 16, 2019
Joseph W. Chow

John A. Fry	*	Trustee	January 16, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	January 16, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	January 16, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	January 16, 2019
Thomas K. Whitford

Trustee
Christianna Wood

Janet L. Yeomans	*	Trustee	January 16, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	January 16, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Voyageur Tax Free Funds N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase